Income Taxes - Schedule Of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Federal and state net operating carryforwards	$ 86,745	$ 70,569
Research and development and other credits	17,903	13,046
Stock-based compensation	1,674	1,742
Capitalized R&D	10,487	0
Lease Liabilities	2,245	0
Other	1,707	4,359
Gross deferred tax assets	120,761	89,716
Valuation allowance	(118,971)	(89,633)
Right of use asset	(1,743)	0
Net deferred tax assets	$ 47	$ 83